RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Operations	$ 282	$ 299
Capital expenditures and development projects	15	13
Credit obligations	110	79
Total	407	391
Less: non-current	(111)	(81)
Current	$ 296	$ 310